SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Employees Consultants and Advisors [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options Outstanding, Balance Beginning	5,875
Weighted-Average Exercise Price, Balance Beginning	$ 96.99
Options Outstanding, Grants	6,596	6,252	148
Weighted-Average Exercise Price, Grants	$ 40.81	$ 40.81	$ 2,180
Options Outstanding, Exercised		64
Weighted-Average Exercise Price, Exercised		$ 4,229
Options Outstanding, Cancelled		501	43
Weighted-Average Exercise Price, Cancelled/expired		$ 228.09	$ 7,640
Options Outstanding, Balance Ending	12,471	5,875
Weighted-Average Exercise Price, Balance Ending	$ 67.28	$ 96.99
Options Outstanding, Balance Beginning	5,875	188	83
Weighted-Average Exercise Price, Balance Beginning	$ 96.99	$ 3,720	$ 6,900
Options Outstanding, Cancelled of stock options		(501)	(43)
Options Outstanding, Balance Ending		5,875	188
Weighted-Average Exercise Price, Balance Ending		$ 96.99	$ 3,720
Options Outstanding, Exercised		(64)